SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Principles of Consolidation) (Details)	12 Months Ended
Dec. 31, 2012
RRE Opportunity Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
Resource Real Estate Opportunity OP, LP [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
RRE 107th Avenue Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	107th Avenue
Number of Units	5
Location	Omaha, Nebraska
RRE Westhollow Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Arcadia
Number of Units	404
Location	Houston, Texas
RRE Crestwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Town Park (a)	[1]
Number of Units	270	[1]
Location	Birmingham, Alabama	[1]
RRE Iroquois, LP [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Vista
Number of Units	133
Location	Philadelphia, Pennsylvania
RRE Iroquois Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Location	Wilmington, Delaware
RRE Campus Club Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Campus Club
Number of Units	64
Location	Tampa, Florida
RRE Heatherwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Heatherwood (a)	[1]
Number of Units	184	[1]
Location	Inkster, Michigan	[1]
RRE Bristol Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	The Redford
Number of Units	856
Location	Houston, Texas
RRE Cannery Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Cannery Lofts
Number of Units	156
Location	Dayton, Ohio
RRE Williamsburg Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Williamsburg
Number of Units	976
Location	Cincinnati, Ohio
RRE Skyview Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Skyview
Number of Units	360
Location	Houston, TX
RRE Park Forest Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Park Forest
Number of Units	216
Location	Oklahoma City, OK
RRE Foxwood Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Foxwood
Number of Units	220
Location	Memphis, TN
RRE Flagstone Holdings, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Apartment Complex	Flagstone
Number of Units	292
Location	Houston, TX

[1]	Discontinued operations